COMMITMENTS AND CONTINGENCIES (Details) ₪ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪)	Sep. 30, 2019 ILS (₪)
Commitments and Contingencies Disclosure [Abstract]
Aggregate budget	$ 1,062	₪ 3,850,869	$ 1,500	₪ 4,880,603
Percentage of approved budget	40.00%	40.00%	60.00%	60.00%
Project budget aggregate amount			$ 1,333	₪ 4,623,142
Total funds received			$ 809		$ 385			₪ 1,410,925	₪ 2,773,885
Percentage of royalties					3.00%
Revenues					$ 289	$ 0	$ 0
Liability amount					9
Contingent upon future sales					$ 1,363